UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip code)

Van Eck Associated Corporation

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

High Income MLP ETF

SCHEDULE OF INVESTMENTS

August 31, 2017 (Unaudited)

Number
of Shares		Value
MASTER LIMITED PARTNERSHIPS — 96.0%
Energy — 72.8%
88,351	Alliance Holdings GP LP	$2,434,070
171,222	Alliance Resource Partners LP	3,236,096
140,443	Archrock Partners LP	1,924,069
141,423	Black Stone Minerals LP	2,436,718
98,128	CrossAmerica Partners LP	2,629,830
224,398	Dynagas LNG Partners LP	3,150,548
124,794	Enviva Partners LP	3,637,745
154,064	GasLog Partners LP	3,497,253
126,545	Global Partners LP	2,189,229
164,592	Golar LNG Partners LP	3,617,732
163,474	KNOT Offshore Partners LP	3,849,813
63,603	Natural Resource Partners LP	1,593,255
165,725	NGL Energy Partners LP	1,483,239
96,224	Sprague Resources LP	2,477,768
154,724	Sunoco LP	4,844,408
208,230	Teekay LNG Partners LP	3,539,910
698,800	Teekay Offshore Partners LP	1,614,228
215,689	USA Compression Partners LP	3,403,573
		51,559,484
Materials — 9.3%
241,658	SunCoke Energy Partners LP	4,241,098
96,224	Westlake Chemical Partners LP	2,304,565
		6,545,663
Utilities — 13.9%
79,929	AmeriGas Partners LP	3,468,119
567,158	Ferrellgas Partners LP	2,767,731
145,795	Suburban Propane Partners LP	3,609,884
		9,845,734
Total Master Limited Partnerships (Cost $64,877,550)		67,950,881
COMMON STOCK — 3.3%
Energy — 3.3%
127,207	Hoegh LNG Partners LP	2,346,969
Total Common Stock (Cost $2,425,262)		2,346,969
Total Investments - 99.3% (Cost $65,921,884)		70,297,850
Other Assets in Excess of Liabilities: 0.7%		515,991
NET ASSETS: 100.0%		$70,813,841

GP - General Partner

LP - Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	76.7%	$53,906,453
Materials	9.3%	6,545,663
Utilities	14.0%	9,845,734
	100.0%	70,297,850

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended August 31, 2017.

See Notes to Schedules of Investments

High Income Infrastructure MLP ETF

SCHEDULE OF INVESTMENTS

August 31, 2017 (Unaudited)

Number
of Shares		Value
MASTER LIMITED PARTNERSHIPS — 86.8%
Energy — 86.8%
22,766	Andeavor Logistics	$1,132,609
18,341	Buckeye Partners LP	1,048,922
56,014	Cone Midstream Partners LP	976,324
49,012	Crestwood Equity Partners LP	1,222,849
33,050	DCP Midstream LP	1,061,236
40,099	Dominion Energy Midstream Partners LP	1,148,836
70,657	Enbridge Energy Partners LP	1,076,106
67,364	Energy Transfer Equity LP	1,170,113
50,683	Energy Transfer Partners LP	963,484
66,405	EnLink Midstream Partners LP	1,077,753
15,902	EQT Midstream Partners LP	1,214,436
36,530	Genesis Energy LP	975,351
35,956	Holly Energy Partners LP	1,173,604
66,049	Martin Midstream Partners LP	1,132,740
23,765	NuStar Energy LP	962,245
23,361	Phillips 66 Partners LP	1,116,189
28,898	Spectra Energy Partners LP	1,281,048
53,817	Summit Midstream Partners LP	1,132,848
23,683	Tallgrass Energy Partners LP	1,119,495
26,497	Valero Energy Partners LP	1,153,944
19,942	Western Gas Partners LP	1,018,637
30,948	Williams Partners LP	1,219,351
		24,378,120
Total Master Limited Partnerships (Cost $25,329,420)		24,378,120
COMMON STOCK — 11.3%
Energy — 11.3%
63,338	EnLink Midstream LLC	1,079,913
39,828	Plains GP Holdings LP, Cl A	895,334
44,833	Tallgrass Energy GP LP, Cl A	1,205,111
Total Common Stock (Cost $3,192,365)		3,180,358
Total Investments - 98.1% (Cost $28,521,785)		27,558,478
Other Assets in Excess of Liabilities: 1.9%		528,222
NET ASSETS: 100.0%		$28,086,700

Cl — Class

GP — General Partner

LLC — Limited Liability Company

LP — Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$27,558,478

As of August 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended August 31, 2017.

See Notes to Schedules of Investments

VanEck Vectors ETF Trust

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2017 (Unaudited)

Security Valuation — The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of VanEck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: October 27, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: October 27, 2017